Summary of Significant Accounting Policies - Intangible Assets Subject to Amortization (Details) - USD ($)	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Impairment of finite lived intangible	$ 0	$ 0